COMMERCIAL MORTGAGE LOANS	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
COMMERCIAL MORTGAGE LOANS

8.COMMERCIAL MORTGAGE LOANS

The Company invests a portion of its investment portfolio in commercial mortgage loans. As of December 31, 2021, the Company’s commercial mortgage loan holdings were $11.0 billion, or $10.9 billion net of allowance for credit losses. As of December 31, 2020, the Company’s commercial mortgage loan holdings were $10.2 billion, $10 billion net of allowance for credit losses. The Company specializes in making commercial mortgage loans on credit-oriented commercial properties. The Company’s underwriting procedures relative to its commercial mortgage loan portfolio are based, in the Company’s view, on a conservative and disciplined approach. The Company concentrates on a small number of commercial real estate asset types associated with the necessities of life (grocery anchored and credit tenant retail, industrial, multi-family, senior living, and credit tenant and medical office). The Company believes that these asset types tend to weather economic downturns better than other commercial asset classes in which it has chosen not to participate. The Company believes this disciplined approach has helped to maintain a relatively low delinquency and foreclosure rate throughout its history. The majority of the Company’s commercial mortgage loan portfolio was underwritten by the Company. From time to time, the Company may acquire commercial mortgage loans in conjunction with an acquisition.

8.COMMERCIAL MORTGAGE LOANS – (Continued)

The following table includes a breakdown of the Company’s commercial mortgage loan portfolio by property type as of December 31:

	Percentage of
	Commercial
	Mortgage Loans
Type	2021	2020
Retail	30.3%	34.9%
Office buildings	13.8	15.1
Apartments	17.2	12.7
Warehouses	16.5	16.0
Senior housing	17.0	16.2
Other	5.2	5.1
	100.0%	100.0%

The Company specializes in making commercial mortgage loans on credit-oriented commercial properties. No single tenant’s exposure represents more than 0.9% of the commercial mortgage loan portfolio.

The following states represent the primary locations of the Company’s commercial mortgage loans as of December 31:

Percentage of Commercial Mortgage Loans
State	2021	State	2020
California	10.1%	California	11.3%
Texas	7.3	Texas	7.3
Florida	7.2	Alabama	6.7
Alabama	6.3	Florida	6.2
North Carolina	5.6	Georgia	5.3
Ohio	4.6	North Carolina	4.9
Michigan	4.6	Ohio	4.7
Georgia	4.2	Michigan	4.4
Utah	4.0	Utah	4.2
Tennessee	3.5	Tennessee	3.5
	57.4%		58.5%

During the year ended December 31, 2021, the Company funded $2.0 billion of new commercial mortgage loans, with an average commercial mortgage loan size of $11 million. The average size commercial mortgage loan in the portfolio as of December 31, 2021, was $6 million and the weighted-average interest rate was 4.1%. The largest single commercial mortgage loan at December 31, 2021 was $78 million.

During the year ended December 31, 2020, the Company funded $1.4 billion of new commercial mortgage loans loans, with an average loan size of $8 million. The average size commercial mortgage loan in the portfolio as of December 31, 2020, was $6 million and the weighted-average interest rate was 4.3%. The largest single commercial mortgage loan at December 31, 2020 was $78 million.

During the year ended December 31, 2019, the Company funded $1.2 billion of new commercial mortgage loans, with an average loan size of $8 million. The average size commercial mortgage loan in the portfolio as of December 31, 2019, was $5 million and the weighted-average interest rate was 4.5%. The largest single commercial mortgage loan at December 31, 2019 was $78 million.

8.COMMERCIAL MORTGAGE LOANS – (Continued)

Certain of the commercial mortgage loans have call options that occur within the next eight years. However, if interest rates were to significantly increase, the Company may be unable to exercise the call options on its existing commercial mortgage loans commensurate with the significantly increased market rates. Assuming the commercial mortgage loans are called at their next call dates, $116 million would become due in 2022, $379 million in 2023 through 2027, and $6 million in 2028 through 2029.

The Company offers a type of commercial mortgage loan under which the Company will permit a loan-to-value ratio of up to 85% in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2021 and 2020, $600 million and $806 million, respectively, of the Company’s total commercial mortgage loans principal balance have this participation feature. Cash flows received as a result of this participation feature are recorded as interest income. During the years ended December 31, 2021, 2020, and 2019, the Company recognized $54 million, $26 million, and $23 million of participation commercial mortgage loan income, respectively.

As of December 31, 2021, the Company did not have any commercial mortgage loans that were nonperforming, restructured, or foreclosed and converted to real estate properties. As of December 31, 2020, $3 million of invested assets consisted of commercial mortgage loans that were nonperforming, restructured or foreclosed and converted to real estate properties. The Company does not expect these investments to adversely affect its liquidity or ability to maintain proper matching of assets and liabilities. For all commercial mortgage loans, the impact of troubled debt restructurings is reflected in our investment balance and in the allowance for commercial mortgage loan credit losses.

During the years ended December 31, 2021, 2020, and 2019, the Company recognized one, four, and four troubled debt restructurings transactions, respectively, as a result of granting concessions to borrowers which included loan terms unavailable from other lenders. These concessions were the result of agreements between the creditor and the debtor. The Company did not identify any commercial mortgage loans whose principal was permanently impaired during the year ended December 31, 2021 and identified one loan that was permanently impaired during the year ended December 31, 2020.

The Company provides certain relief under the Coronavirus Aid Relief, and Economic Security Act (the "CARES Act"), and the Consolidated Appropriations Act (the "CAA") under its COVID-19 Commercial Mortgage Loan Program (the "Loan Modification Program"). During the year ended December 31, 2021, the Company modified 23 commercial mortgage loans under the Loan Modification Program, representing $475 million in unpaid principal balance. As of December 31, 2021, since the inception of the CARES Act, there were 268 total commercial mortgage loans modified under the Loan Modification Program, representing $2.0 billion in unpaid principal balance. At December 31, 2021, $1.9 billion of these loans have resumed regular principal and interest payments in accordance with the terms of the modification agreements and the Company expects the remaining $69 million in unpaid principal on commercial mortgage loans to resume scheduled payments in accordance with the agreed upon terms. The modifications under this program include agreements to defer principal payments only and/or to defer principal and interest payments for a specified period of time. None of these modifications were considered troubled debt restructurings.

8.COMMERCIAL MORTGAGE LOANS – (Continued)

As of December 31, 2021 and 2020, the amortized cost basis of the Company’s commercial mortgage loan receivables by origination year, net of the allowance, for credit losses is as follows:

	Term Loans Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Total

	(Dollars In Millions)
As of December 31, 2021
Commercial mortgage loans:
Performing	$2,063	$1,439	$2,034	$1,404	$1,224	$2,802	$10,966
Non-performing	—	—	—	—	—	—	—
Amortized cost	$2,063	$1,439	$2,034	$1,404	$1,224	$2,802	$10,966
Allowance for credit losses	(12)	(10)	(21)	(18)	(12)	(30)	(103)
Total commercial mortgage loans	$2,051	$1,429	$2,013	$1,386	$1,212	$2,772	$10,863

	Term Loans Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Total

	(Dollars In Millions)
As of December 31, 2020
Commercial mortgage loans:
Performing	$1,463	$2,442	$1,577	$1,344	$943	$2,458	$10,227
Non-performing	—	—	—	—	—	1	1
Amortized cost	$1,463	$2,442	$1,577	$1,344	$943	$2,459	$10,228
Allowance for credit losses	(21)	(46)	(55)	(37)	(25)	(38)	(222)
Total commercial mortgage loans	$1,442	$2,396	$1,522	$1,307	$918	$2,421	$10,006

The following tables provide a comparative view of the key credit quality indicators of the loan-to-value and debt service coverage ratio ("DSCR") as of December 31, 2021 and 2020:

	As of December 31, 2021			As of December 31, 2020
	Amortized			Amortized
	Cost	% of Total	DSCR(2)	Cost	% of Total	DSCR(2)

	(Dollars In Millions)
Loan-to-value(1) Greater than 75%	$285	3%	1.32	$399	4%	1.29
50% - 75%	7,241	66%	1.59	6,557	64%	1.61
Less than 50%	3,440	31%	2.04	3,272	32%	2.01
Total commercial mortgage loans	$10,966	100%		$10,228	100%
(1)	The loan-to-value ratio compares the current unpaid principal of the loan to the estimated fair value of the underlying property collateralizing the loan. Our weighted average loan-to-value ratio was 54% at both December 31, 2021 and December 31, 2020.
(2)	The debt service coverage ratio compares a property’s net operating income to its debt service payments, including principal and interest. Our weighted average debt service coverage ratio for December 31, 2021 and December 31, 2020 was 1.72x and 1.72x, respectively.

8.COMMERCIAL MORTGAGE LOANS – (Continued)

The following provides a summary of the rollforward of the allowance for credit losses for funded commercial mortgage loans and unfunded commercial mortgage loan commitments for the periods included.

	For The	For The
	Year Ended	Year Ended
	December 31, 2021	December 31, 2020

	(Dollars In Millions)
Allowance for Funded Commercial Mortgage Loan Credit Losses
Beginning balance	$222	$5
Cumulative effect adjustment	—	80
Charge offs	—	—
Recoveries	(7)	(3)
Provision	(112)	140
Ending balance	$103	$222
Allowance for Unfunded Commercial Mortgage Loan Commitments Credit Losses
Beginning balance	$22	$—
Cumulative effect adjustment	—	10
Charge offs	—	—
Recoveries	—	—
Provision	(17)	12
Ending balance	$5	$22

As of December 31, 2021, the Company had one commercial mortgage loan of $28 million that was 30-59 days delinquent. As of December 31, 2020, the Company had one commercial mortgage loan of $1 million that was 60-89 days delinquent.

The Company’s commercial mortgage loan portfolio consists of commercial mortgage loans that are collateralized by real estate. Due to the collateralized nature of the commercial mortgage loans, any assessment of impairment and ultimate loss given a default on the commercial mortgage loans is based upon a consideration of the estimated fair value of the real estate.

The Company limits accrued interest income on commercial mortgage loans to ninety days of interest. For loans in nonaccrual status, interest income is recognized on a cash basis. For the year ended December 31, 2021, the Company did not have any of accrued interest was excluded from the amortized cost basis pursuant to the Company’s nonaccrual policy.

As of December 31, 2021, the Company did not have any commercial mortgage loans in nonaccrual status. As of December 31, 2020, the Company had one commercial mortgage loan in nonaccrual status with no related allowance recorded. The recorded investment, unpaid principal balance, and average recorded investment was $1 million.